Segment and geographic information (Schedule of Long Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Long lived assets	$ 21,876	$ 5,321
Israel
Segment Reporting Information [Line Items]
Long lived assets	18,733	4,961
U.S. and other
Segment Reporting Information [Line Items]
Long lived assets	$ 3,143	$ 360